NOTES PAYABLE AND OTHER DEBT (Details Narrative) - CreditInstrument	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Number of credit related instruments	16	16	16	15